UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, Ca 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000

Date of fiscal year end:  8/31

Date of reporting period: 2/28/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report
Franklin Universal
Trust
February 28, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Contents
Semiannual Report
Franklin Universal Trust 2
Performance Summary 5
Financial Highlights and Statement of Investments 6
Financial Statements 19
Notes to Financial Statements 23
Important Information to Shareholders 33
Dividend Reinvestment and Cash Purchase Plan 34
Shareholder Information 36
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Semiannual Report
SEMIANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This semi annual report for Franklin Universal Trust covers
the period ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the six months under review, the Fund’s cumulative total returns were +5.18% based on net asset value and +7.34%
based on market price, as shown in the Performance
Summary on page 5 . For comparison, the Credit Suisse (CS)
High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt
market, posted a +6.31% total return,

and utilities stocks,
as measured by the Standard & Poor’s
®
(S&P
®
) 500 Utilities
Index, which tracks all electric utility stocks in the broad
S&P 500
®
Index, posted a +0.22% total return for the same
period.

Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modestly
negative total returns during the six months ended February
28, 2021, as continued economic recovery and additional
government stimulus led to higher yields (which move
inversely to prices) for most bonds. As the period began,
investors were adjusting to the disruption caused by the
novel coronavirus (COVID-19) pandemic. Before the period,
investor flight to perceived safety had driven the 10-year
U.S. Treasury yield to near record lows. During the period,
however, the implementation of mass vaccination programs
alongside improving economic indicators prompted investors
to anticipate that increased inflation would lead to higher
interest rates.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended purchasing of government-
backed and corporate bonds as necessary to provide
liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
for the period. The 10-year U.S. Treasury yield rose from
near-record lows at the beginning of the reporting period
amid a significant U.S. federal budget deficit and high levels of issuance. The Fed’s new inflation policy also pressured
Treasuries, as renewed strength in the economy prompted
investors to increase their inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
Barclays MBS Index, posted marginally negative total returns for the period despite Fed support, as low interest rates led to accelerated prepayments from mortgage refinancing.
U.S. corporate bond performance varied based on credit
rating, reflecting the recovery of credit markets following the onset of the pandemic. While the strengthening economy
pressured corporate bonds generally, it also had the effect
of tempering concerns about credit quality, which benefited
lower-quality bonds. Consequently, high-yield corporate
bonds, as represented by the Bloomberg Barclays U.S.
Corporate High Yield Bond Index, posted a solid advance,
while investment-grade corporate bonds, as represented by
the Bloomberg Barclays U.S. Corporate Bond Index, were
down slightly.
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
1. Source: Credit Suisse Group.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
7
.

Franklin Universal Trust

franklintempleton.com
Semiannual Report
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
Manager’s Discussion
The Fund posted cumulative total returns of +7.34% in
market price terms and +5.18% in net asset value terms for
six-month period under review. High-yield (HY) corporate
bonds, as measured by the CS High Yield Index, posted
a +6.31% cumulative total return,
1
and utility stocks, as
measured by the S&P 500 Utilities Index, posted a +0.22%
cumulative total return for the same period.
2
*
Percentage of total investments of the Fund. Total investments of the fund include long-term and short -term investments, excluding long-term debt issued by the
Fund.
**
Includes convertible bonds, escrows and litigation trusts, preferred stocks, and warrants.
As financial market recovery started in April 2020 amid
unprecedented fiscal and monetary measures by global
governments and central banks, continued low yields across
the U.S. Treasury yield curve, along with low or negative
government bond yields globally, supported demand for both
HY corporate bonds and dividend-paying stocks throughout
much of 2020. While the Fed’s support for the HY market,
in the form of direct and indirect purchases of HY corporate securities by the Fed’s secondary market corporate facility
were modest, the perceived support had buoyed the HY
market in general, leading to a persistent tailwind for HY
corporate bonds. Despite bouts of risk-off sentiment driven
largely by factors such as a surge in global COVID-19 cases
and the political impasse regarding additional fiscal stimulus in the months leading up to the U.S. presidential election,
HY performance held firm. Following the U.S. presidential
election, strong HY market performance persisted, and
market sentiment remained generally positive until the end
of 2020. As financial markets settled into the new year, amid a stronger-than-expected U.S. economic recovery along
with surging longer-term U.S. Treasury yields, concerns
surrounding potential inflationary pressures have resurfaced.
Investors have consequently begun to assess more closely
the implications of unprecedented fiscal stimulus, an
accommodative Fed and an economy poised to rebound
as vaccination programs pave the way for reopening
businesses.
High-Yield Corporate Bonds
For the six-month period under review, the CS High Yield
Index posted a +6.31% cumulative total return as lower-
rated HY bonds generally outperformed their higher-rated
counterparts.
1
From a sector/industry standpoint, issuers
in the energy, aerospace and retail industries were notable
outperformers.
From September 2020 through period-end, the technical
environment remained generally supportive amid the
Fed’s unprecedented, albeit limited, involvement in the
HY market. Demand has been buoyed by many investors’
continuing reach for yield, which has helped to maintain
sizable inflows into the HY market through the end of 2020.
Beginning in 2021, however, the market saw a reversal
in retail fund inflows amid increasing U.S. Treasury yield
volatility. HY supply had remained generally robust during
most of the six-month performance period under review as
many issuers continued to take advantage of historically
low yields that persisted until the beginning of 2021. In
general, our preference is to seek out the best individual
credit opportunities, without specific targeting of particular industries or ratings buckets. We have continued to explore
targeted investments in what we consider financially healthy cyclical companies, as well as issuers that have been heavily impacted by the COVID-19 pandemic and have much to gain
from an eventual economic recovery.
Utility Stocks
The utilities sector’s +0.22% cumulative total return, as
measured by the S&P 500 Utilities Index, underperformed
the broader market’s +9.74% cumulative total return, as
Portfolio Composition
2/28/21
% of Total
Investments*
Corporate Bonds 65.6%
Common Stocks 29.3%
Asset-Backed Securities 2.7%
Marketplace Loans 1.2%
Other** 0.3%
Short-Term Investments 0.9%
Top 10 Holdings
2/28/21
Issuer
% of Total
Net Assets
a a
NextEra Energy Inc. 4.2%
Sempra Energy 2.5%
CMS Energy Corp. 2.3%
American Electric Power Co. Inc. 2.3%
Dominion Energy Inc. 2.2%
Cheniere Energy Partners LP 2.1%
Evergy Inc. 2.0%
Duke Energy Corp. 1.9%
Alliant Energy Corp. 1.8%
DTE Energy Co. 1.7%

Franklin Universal Trust

franklintempleton.com
Semiannual Report
measured by the S&P 500 Index, for the six months under
review.
2
Utilities were negatively impacted by unfavorable
secular rotation and catastrophic winter weather events.
Fundamentally, most utilities were able to successfully
mitigate COVID-19 headwinds in 2020, using cost levers
to achieve earnings that were better than expected. Some
utilities expect COVID-19 impacts to linger in 2021, but as
a group, utilities provided strong forward-looking corporate guidance. Still, utilities underperformed the broader market, as investors seek sectors outside of the group that benefit
from the economic reopening. Xcel Energy, WEC Energy
Group and Dominion Energy were relative underperformers,
after giving up earlier gains. NextEra Energy continued to
be the bellwether performer, propping up the utility sector, while CMS Energy underperformed due to the loss of its
long-tenured chief executive officer. A few utilities divested non-core assets, with DTE Energy divesting its midstream
segment to unlock the full potential of its regulated utility.
Additional relative underperformance from the group
stemmed from the February 2021 winter storms, which
heavily impacted the southern U.S. Energy infrastructure
failed, leading to increased costs for utilities. Evergy and
Sempra Energy have exposure to Texas, but were not
materially impacted by the weather event. We believe the
sector will rebound, as relative valuations appear attractive and fundamentals remain intact. Furthermore, the long-term
investment horizon for utilities is robust, in our view, driven by decarbonization investment opportunities.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn I. Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2021
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Events such as the spread of deadly diseases, disas-
ters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desire results.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Cumulative Total Return
1
Average Annual Total Return
1
Based on
NAV
2
Based on
market price
3
Based on
NAV
2
Based on
market price
3
6-Month +5.18% +7.34% +5.18% +7.34%
1-Year +4.57% +7.79% +4.57% +7.79%
5-Year +59.90% +62.33% +9.84% +10.17%
10-Year +104.33% +110.31% +7.41% +7.72%
Symbol: FT 2/28/21 8/31/20 Change
Net Asset Value (NAV) $8.35 $8.12 +$0.23
Market Price (NYSE) $7.32 $7.00 +$0.32
Distributions
(9/1/20–2/28/21)
Net Investment
Income
$0.1920

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.12 $8.57 $7.99 $8.24 $7.67 $7.11
Income from investment operations:
Net investment income
a
............. 0.21 0.41 0.38 0.39 0.38 0.39
Net realized and unrealized gains (losses) 0.21 (0.48) 0.58 (0.26) 0.57 0.64
Total from investment operations ........ 0.42 (0.07) 0.96 0.13 0.95 1.03
Less distributions from:
Net investment income .............. (0.19) (0.38) (0.38) (0.38) (0.38) (0.47)
Net realized gains ................. — (—)
b
— — — —
Total distributions ................... (0.19) (0.38) (0.38) (0.38) (0.38) (0.47)
Net asset value, end of period .......... $8.35 $8.12 $8.57 $7.99 $8.24 $7.67
Market value, end of period
c
........... $7.32 $7.00 $7.37 $6.77 $7.24 $6.84
Total return (based on market value per
share)
d
........................... 7.34% 0.25% 15.02% (1.18)% 11.81% 20.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.54% 2.49% 2.45% 1.98% 2.00% 2.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.54%
g
2.49%
g
2.44% 1.98%
g
1.99% 2.12%
Net investment income ............... 5.12% 5.01% 4.69% 4.91% 4.81% 5.48%
Supplemental data
Net assets, end of period (000’s) ........ $209,771 $204,094 $215,292 $200,796 $206,965 $192,682
Portfolio turnover rate ................ 16.54% 35.26% 21.70% 22.96% 23.25% 21.13%
Total debt outstanding at end of period
(000's) ........................... $65,000 $65,000 $65,000 $65,000 $60,000 $60,000
Asset coverage per $1,000 of debt ...... $4,227 $4,140 $4,312 $4,089 $4,449 $4,211
Average amount of senior rate fixed Notes
per share during the period ............ $2.59 $2.59 $2.59 $2.39 $2.39 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one ye ar.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Statement of Investments, February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.6%
Electric Utilities 21.1%
Alliant Energy Corp. ................................... United States 80,000 $ 3,692,800
American Electric Power Co., Inc. ......................... United States 65,000 4,865,250
Duke Energy Corp. .................................... United States 46,060 3,942,275
Edison International ................................... United States 36,000 1,943,640
Entergy Corp. ........................................ United States 30,000 2,604,300
Evergy , Inc. .......................................... United States 80,000 4,290,400
Exelon Corp. ......................................... United States 80,000 3,088,000
FirstEnergy Corp. ..................................... United States 40,000 1,325,600
NextEra Energy, Inc. ................................... United States 120,000 8,817,600
Pinnacle West Capital Corp. ............................. United States 30,000 2,097,900
PPL Corp. ........................................... United States 24,500 641,655
Southern Co. (The) .................................... United States 60,000 3,403,200
Xcel Energy, Inc. ...................................... United States 60,000 3,515,400
44,228,020
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 16,874 197,426
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 44,328
a
Birch Permian Holdings, Inc. ............................. United States 28,796 341,952
386,280
Metals & Mining 2.1%
BHP Group plc, ADR ................................... Australia 25,185 1,592,447
a
Freeport-McMoRan, Inc. ................................ United States 80,380 2,725,686
South32 Ltd., ADR .................................... Australia 10,074 107,792
4,425,925
Multi-Utilities 14.2%
CenterPoint Energy, Inc. ................................ United States 122,800 2,387,232
CMS Energy Corp. .................................... United States 90,000 4,869,900
Consolidated Edison, Inc. ............................... United States 40,000 2,626,000
Dominion Energy, Inc. .................................. United States 67,200 4,591,104
DTE Energy Co. ...................................... United States 30,000 3,531,600
NiSource, Inc. ........................................ United States 60,000 1,296,000
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,422,350
Sempra Energy ....................................... United States 45,000 5,219,100
WEC Energy Group, Inc. ................................ United States 35,000 2,822,400
29,765,686
Oil, Gas & Consumable Fuels 0.8%
b
Amplify Energy Corp. .................................. United States 245 715
a,b
California Resources Corp. .............................. United States 27 710
a
Chesapeake Energy Corp. .............................. United States 588 25,978
Enbridge, Inc. ........................................ Canada 39,360 1,330,762
a
Goodrich Petroleum Corp. ............................... United States 19,379 188,170
a,c
Riviera Resources, Inc. ................................. United States 5,042 1,302
1,547,637
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 3,330 41,625
Specialty Retail 0.1%
a
Party City Holdco, Inc. .................................. United States 37,652 288,413
Total Common Stocks (Cost $38,181,301) ......................................
80,881,012

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 $ 662,750
Total Preferred Stocks (Cost $598,125) .........................................
662,750
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,c
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 806
a,c
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 800
a,c
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 759
a
California Resources Corp., 10/27/24 ...................... United States 64 316
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 1,109 19,352
22,033
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 403
Total Warrants (Cost $602,518) ................................................
22,436
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 23,602 14,943
Total Convertible Bonds (Cost $4,272) .........................................
14,943
Corporate Bonds 86.4%
Aerospace & Defense 0.5%
f
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 600,000 623,136
f
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 500,000 512,500
1,135,636
Air Freight & Logistics 0.7%
f
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 700,000 705,250
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 700,000 724,062
1,429,312
Airlines 0.8%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 1,000,000 1,111,042
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 500,000 546,875
1,657,917
Auto Components 3.3%
f
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 1,900,000 2,048,200
f
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 700,000 670,687
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 621,000
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,488,039
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ...
United States 1,000,000 1,121,880
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,031,250
6,981,056

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks 0.5%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 $ 953,224
Biotechnology 0.4%
f
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 914,341
Building Products 1.5%
f
Cornerstone Building Brands, Inc. ,
Senior Note, 144A, 8%, 4/15/26 ........................ United States 900,000 935,442
Senior Note, 144A, 6.125%, 1/15/29 ..................... United States 500,000 513,437
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 304,093
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 300,000 312,180
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 310,313
f
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 850,000
3,225,465
Chemicals 2.4%
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 600,000 583,125
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 700,507
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,663,125
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,113,750
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 396,752
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 615,897
5,073,156
Commercial Services & Supplies 1.6%
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,500,000 1,566,563
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 585,678
f
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,210,080
3,362,321
Communications Equipment 0.8%
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,680,112
Construction & Engineering 1.1%
f
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 900,000 928,688
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,361,750
2,290,438
Construction Materials 0.6%
f
Cemex SAB de CV , Senior Secured Note , 144A, 5.2% , 9/17/30 ... Mexico 1,100,000 1,195,975
Consumer Finance 1.8%
f
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 416,318
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 406,750
Senior Note, 6.5%, 6/15/22 ............................ United States 500,000 520,065
Senior Note, 7.25%, 9/25/23 ........................... United States 600,000 652,125
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 1,057,500

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp., (continued)
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 $ 797,223
3,849,981
Containers & Packaging 4.6%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 622,170
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 845,076
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,780,897
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,000,000 1,035,000
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 538,437
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 537,188
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,700,000 1,749,938
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 1,197,744
f
Sealed Air Corp. , Senior Bond , 144A, 5.5% , 9/15/25 ........... United States 200,000 222,625
f
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 1,000,000 1,074,275
9,603,350
Diversified Financial Services 0.7%
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,490,625
Diversified Telecommunication Services 4.0%
f
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 2,000,000 2,252,350
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 700,000 724,360
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 539,430
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,762,483
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 202,750
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,559,250
f
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 200,000 208,600
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 1,100,000 1,125,850
8,375,073
Electric Utilities 0.8%
f
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 1,500,000 1,569,690
Electronic Equipment, Instruments & Components 0.2%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 506,250
Energy Equipment & Services 1.6%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 948,950 797,421
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 404,261
f
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 600,000 533,820
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 400,000 346,498
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 397,813
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 917,000 902,970
3,382,783

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Entertainment 1.8%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 $ 1,023,125
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 200,815
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 800,000 918,936
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 320,062
f
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 1,400,000 1,349,250
3,812,188
Equity Real Estate Investment Trusts (REITs) 1.8%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 800,317
f
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 800,000 828,408
Senior Note, 144A, 6%, 4/15/25 ........................ United States 600,000 630,750
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 311,490
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 527,650
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 711,704
3,810,319
Food Products 2.0%
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 828,000
Kraft Heinz Foods Co. , Senior Bond , 4.25% , 3/01/31 ...........
United States 800,000 899,268
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 700,000 730,887
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 315,480
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 508,125
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 900,000 898,313
4,180,073
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 193,163
Health Care Providers & Services 4.2%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 484,225
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 500,000 527,500
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 718,000 750,310
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 526,751
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 318,375
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 712,687
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 .......................... United States 1,400,000 1,620,080
Senior Bond, 3.5%, 9/01/30 ............................ United States 700,000 729,174
f
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 400,000 422,992
f
ModivCare , Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,500,000 1,592,813
f
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .... United States 1,000,000 1,053,950
8,738,857

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 6.9%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 $ 976,450
f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 540
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,431,625
f
Boyne USA, Inc. , Secured Note , 144A, 7.25% , 5/01/25 ......... United States 1,500,000 1,565,017
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 954,000
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 420,500
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 421,000
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,524,600
f
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,500,000 1,535,467
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 402,048
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,300,000 1,323,569
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 400,000 424,142
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 302,003
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 431,962
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 600,000 608,250
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 300,000 320,745
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 520,938
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,200,000 1,303,698
14,466,554
Household Durables 1.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 6.75% , 8/01/25 ................................. United States 1,500,000 1,554,217
f
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.625% , 3/01/24 ...................... United States 400,000 433,204
Toll Brothers Finance Corp. , Senior Bond , 5.625% , 1/15/24 ......
United States 700,000 789,390
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 308,813
3,085,624
Household Products 0.3%
f
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 600,000 594,594
Independent Power and Renewable Electricity Producers 3.4%
f
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 892,098
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 692,300
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 400,000 418,970
Senior Note, 5%, 9/15/26 ............................. United States 700,000 722,312
f
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 641,814
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,850,125
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 2,100,000 1,841,438
7,059,057
Insurance 0.5%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,100,000 1,143,802

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 $ 520,028
IT Services 2.4%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 695,625
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 525,625
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 304,125
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,109,625
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 996,754
f
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,300,000 1,335,750
4,967,504
Machinery 2.6%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,317,127
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,080,675
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 416,172
Tennant Co. , Senior Note , 5.625% , 5/01/25 ..................
United States 1,600,000 1,656,000
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 324,785
f
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 626,625
5,421,384
Media 5.4%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 400,000 422,500
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 300,000 305,062
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 510,000 531,994
f
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 508,625
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 700,000 754,687
Senior Note, 6.75%, 11/15/21 .......................... United States 700,000 724,062
f
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 330,854
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 361,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 283,380
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ..............
United States 400,000 417,472
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 500,000 546,875
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 500,000 500,938
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 700,000 750,645
f
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,057,815
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 204,625
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 389,500
f
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 625,950
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 703,955
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 618,684
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 800,000 875,760

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Univision Communications, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 400,000 $ 417,750
11,332,508
Metals & Mining 2.0%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 1,200,000 1,201,500
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 594,870
f
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 4.75% ,
5/15/22 ........................................... Australia 800,000 822,500
f
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 880,000 965,250
f
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 500,000 521,565
4,105,685
Oil, Gas & Consumable Fuels 9.8%
f
Aker BP ASA , Senior Note , 144A, 5.875% , 3/31/25 ............ Norway 500,000 515,246
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 200,000 219,125
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 213,625
Apache Corp. , Senior Note , 4.875% , 11/15/27 ................
United States 300,000 314,907
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 778,916
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 400,000 520,760
Senior Bond, 5.4%, 6/15/47 ............................ Canada 300,000 346,684
Senior Note, 5.375%, 7/15/25 .......................... Canada 700,000 793,018
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 728,560
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,264,788
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,200,000 1,210,896
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,200,000 1,234,860
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 700,000 728,665
Chesapeake Energy Corp. ,
f
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 500,000 522,197
c
Senior Note, 7.5%, 10/01/26 ........................... United States 1,500,000 33,750
f
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 700,000 790,097
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 806,440
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 700,000 693,879
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 300,000 317,550
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 526,320
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 630,593 525,512
HighPoint Operating Corp. , Senior Note , 8.75% , 6/15/25 ........
United States 1,253,000 657,825
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 203,631
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 204,125
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 776,232 787,875
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 799,050
h
Senior Note, FRN, 1.644%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 400,000 391,140
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,407,593

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., (continued)
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 $ 227,800
Senior Note, 6.125%, 1/01/31 .......................... United States 300,000 335,723
QEP Resources, Inc. , Senior Bond , 5.25% , 5/01/23 ............
United States 700,000 743,575
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,042,200
f
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 200,000 200,375
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 421,750
20,512,321
Personal Products 0.1%
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 300,000 293,310
Pharmaceuticals 2.0%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,553,650
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 400,000 409,984
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 200,000 204,540
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 502,000 566,319
Senior Note, 144A, 6%, 6/30/28 ........................ United States 689,000 605,631
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 242,170
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 500,000 542,185
4,124,479
Real Estate Management & Development 0.5%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,057,085
Semiconductors & Semiconductor Equipment 0.7%
f
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 1,000,000 1,086,250
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 313,875
1,400,125
Software 2.3%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 205,421 208,502
f
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,685,000
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 935,438
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 800,000 797,500
f
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp. , Senior Note ,
144A, 3.875% , 2/01/29 ................................ United States 1,200,000 1,194,000
4,820,440
Specialty Retail 1.6%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 561,042
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 315,562
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 420,750
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 752,371
f,h
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 370,005 341,330
f
Rent-A-Center, Inc. , Senior Note , 144A, 6.375% , 2/15/29 ....... United States 1,000,000 1,042,610
3,433,665

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.2%
f
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 132,000 $ 132,165
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 200,000 207,160
339,325
Textiles, Apparel & Luxury Goods 0.5%
f
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,049,375
Thrifts & Mortgage Finance 2.5%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 526,512
f
NMI Holdings, Inc. , Senior Secured Note , 144A, 7.375% , 6/01/25 . United States 1,200,000 1,357,734
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,000,000 1,046,250
f
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 800,000 796,000
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 500,000 495,938
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 1,006,043
5,228,477
Trading Companies & Distributors 1.2%
f
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,000,000 1,010,685
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 578,250
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 500,000 541,725
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 400,000 445,062
2,575,722
Wireless Telecommunication Services 2.0%
d
Digicel Group 0.5 Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 142,885 112,103
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 457,588 432,103
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 1,300,000 1,454,570
Sprint Corp. , Senior Note , 7.125% , 6/15/24 ..................
United States 500,000 576,355
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 294,750
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 635,295
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 292,875
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 490,000
4,288,051
Total Corporate Bonds (Cost $178,424,725) .....................................
181,230,420
i
Marketplace Loans 1.5%
Diversified Financial Services 1.5%
c
Lending Club - LCX PM, 8.46% - 23.99%, 10/30/23 - 1/14/26 ..... United States 196,329 188,392
c
Lending Club - LCX, 13.08% - 25.65%, 8/26/22 - 2/07/25 ........ United States 218,562 205,322
c
Lending Club, 5% - 25.65%, 6/14/22 - 3/16/25 ................ United States 2,965,972 2,718,124
c
Upgrade, 16.89% - 30.17%, 11/14/22 - 1/07/25 ............... United States 80,220 75,667
3,187,505
a a a a a a
Total Marketplace Loans (Cost $3,583,127) .....................................
3,187,505
Asset-Backed Securities 3.6%
Diversified Financial Services 3.6%
f,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 17.205%, 8/15/44 ................ United States 555,111 543,634

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,j
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-31, PT, 144A, FRN, 16.353%, 9/15/44 ................ United States 495,954 $ 480,582
2019-37, PT, 144A, FRN, 17.579%, 10/17/44 ............... United States 525,467 508,558
2019-42, PT, 144A, FRN, 16.152%, 11/15/44 ............... United States 523,833 511,278
2019-51, PT, 144A, FRN, 15.399%, 1/15/45 ................ United States 653,476 637,753
2019-52, PT, 144A, FRN, 16.04%, 1/15/45 ................. United States 562,096 552,169
2019-S3, PT, 144A, FRN, 12.304%, 6/15/44 ................ United States 145,960 142,283
2019-S4, PT, 144A, FRN, 9.665%, 8/15/44 ................. United States 471,462 459,777
2019-S5, PT, 144A, FRN, 12.581%, 9/15/44 ................ United States 475,745 463,799
2019-S6, PT, 144A, FRN, 10.682%, 10/17/44 ............... United States 465,044 446,156
2019-S7, PT, 144A, FRN, 11.136%, 12/15/44 ............... United States 411,777 396,821
2019-S8, PT, 144A, FRN, 9.871%, 1/15/45 ................. United States 471,994 452,350
2020-2, PT, 144A, FRN, 15.724%, 3/15/45 ................. United States 526,603 515,239
2020-7, PT, 144A, FRN, 16.08%, 4/17/45 .................. United States 314,111 304,149
f,j
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 321,653 316,618
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 378,640 372,005
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 70,370 70,897
f,j
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
12.961% , 2/15/26 .................................... United States 362,637 359,884
7,533,952
a a a a a a
Total Asset-Backed Securities (Cost $7,485,453) ................................
7,533,952
Shares
Escrows and Litigation Trusts 0.0%
†
a,c
Vistra Energy Corp., Escrow Account ...................... United States 700,000 1,050
Total Escrows and Litigation Trusts (Cost $18,346) ..............................
1,050
Total Long Term Investments (Cost $228,897,867) ...............................
273,534,068
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,582,411 2,582,411
Total Money Market Funds (Cost $2,582,411) ...................................
2,582,411
m
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,000 1,000

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 32 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
n
Joint Repurchase Agreement, BNP Paribas SA, 0.01%, 3/01/21
(Maturity Value $359)
Collateralized by U.S. Treasury Bonds, Strip, 11/15/22 - 11/15/25;
U.S Treasury Note, 1.25%, 4/30/21; and U.S. Treasury Bills,
Discount Notes, 4/22/21 - 8/26/21 (valued at $366) ........... 359 $ 359
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,359) ................................................................
1,359
Total Short Term Investments (Cost $2,583,770 ) .................................
2,583,770
a
Total Investments (Cost $231,481,637) 131.6% ..................................
$276,117,838
Notes Payable (31.0)% .......................................................
(64,939,708)
Other Assets, less Liabilities (0.6)% ...........................................
(1,407,093)
Net Assets 100.0% ...........................................................
$209,771,037
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2021. See Note 1(d).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $148,423,050, representing 70.8% of net assets.
g
See Note 8 regarding defaulted securities.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(e) regarding Marketplace Lending.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
See Note 4(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(d) regarding securities on loan.
n
See Note 1(c) regarding joint repurchase agreement.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $228,897,867
Cost - Non-controlled affiliates (Note 4c) ........................................................ 2,583,411
Cost - Unaffiliated repurchase agreements ...................................................... 359
Value - Unaffiliated issuers (Includes securities loaned of $1,296) ..................................... $273,534,068
Value - Non-controlled affiliates (Note 4c) ....................................................... 2,583,411
Value - Unaffiliated repurchase agreements ...................................................... 359
Cash .................................................................................... 991,400
Receivables:
Investment securities sold ................................................................... 307,875
Dividends and interest ..................................................................... 3,124,543
Total assets .......................................................................... 280,541,656
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,500,000
Management fees ......................................................................... 176,019
Distributions to shareholders ................................................................. 804,221
Accrued interest (Note 3) ................................................................... 1,155,860
Payable upon return of securities loaned (Note 1d) .................................................. 1,359
Senior fixed rate Notes, at par value of $65,000,000 less unamortized No te issuance costs of $60,292 (Note 3) .... 64,939,708
Accrued expenses and other liabilities ........................................................... 193,452
Total liabilities ......................................................................... 70,770,619
Net assets, at value ................................................................. $209,771,037
Net assets consist of:
Paid-in capital ............................................................................. $164,245,962
Total distributable earnings (losses) ............................................................. 45,525,075
Net assets, at value ................................................................. $209,771,037
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $8.35

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $7,523)
Unaffiliated issuers ........................................................................ $1,403,669
Interest:
Unaffiliated issuers ........................................................................ 6,618,086
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 67
Total investment income ................................................................... 8,021,822
Expenses:
Management fees (Note 4a) ................................................................... 1,035,334
Interest expense (Note 3) ..................................................................... 1,253,343
Transfer agent fees ......................................................................... 29,969
Custodian fees (Note 5) ...................................................................... 749
Reports to shareholders ...................................................................... 11,741
Professional fees ........................................................................... 134,882
Trustees' fees and expenses .................................................................. 3,763
Amortization of note issuance costs (Note 3) ...................................................... 11,300
Marketplace lending fees (Note 1e) ............................................................. 127,447
Other .................................................................................... 52,403
Total expenses ......................................................................... 2,660,931
Expense reductions (Note 5) ............................................................... (2)
Expenses waived/paid by affiliates (Note 4c) ................................................... (3,035)
Net expenses ......................................................................... 2,657,894
Net investment income ................................................................ 5,363,928
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,069,505
Foreign currency transactions ................................................................ 535
Net realized gain (loss) .................................................................. 1,070,040
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 4,068,591
Translation of other assets and liabilities denominated in foreign currencies .............................. (330)
Net change in unrealized appreciation (depreciation) ............................................ 4,068,261
Net realized and unrealized gain (loss) ............................................................ 5,138,301
Net increase (decrease) in ne t assets resulting from operations .......................................... $10,502,229

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Universal Trust
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,363,928 $10,341,077
Net realized gain (loss) ................................................. 1,070,040 (1,265,255)
Net change in unrealized appreciation (depreciation) ........................... 4,068,261 (10,590,299)
Net increase (decrease) in net assets resulting from operations ................ 10,502,229 (1,514,477)
Distributions to shareholders .............................................. (4,825,325) (9,683,318)
Net increase (decrease) in net assets ................................... 5,676,904 (11,197,795)
Net assets:
Beginning of period ..................................................... 204,094,133 215,291,928
End of period .......................................................... $209,771,037 $204,094,133

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 7,666,650
Operating expenses paid ..................................................................... (1,372,468)
Interest expense paid ........................................................................ (1,270,749)
Cash collateral received for securities loaned ...................................................... 1,027
Realized gain on foreign currency transactions ..................................................... 535
Purchases of long-term investments ............................................................. (47,783,546)
Sales and maturities of long-term investments ..................................................... 44,889,240
Net sales of short-term investments ............................................................. 2,652,513
Cash provided - operating activities .......................................................... 4,783,202
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (4,825,325)
Cash used - financing activities ............................................................. (4,825,325)
Net increase (decrease) in cash ................................................................. (42,123)
Cash at beginning of period ..................................................................... 1,033,523
Cash at end of period ......................................................................... $991,400
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended February 28, 2021
Net increase (decrease) in net assets resulting from operating activities .................................... $ 10,502,229
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (420,325)
Amortization of Note iss uance costs .......................................................... 11,300
Interest received in the form of securities ...................................................... (99,877)
Decrease in dividends and interest receivable and other assets ..................................... 264,909
Decrease in interest payable ............................................................... (17,406)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 20,781
Increase in payable for investments purchased ................................................. 3,290,250
Decrease in receivable for investments sold .................................................... 530,750
Increase in collateral for securities loaned ..................................................... 1,027
Increase in cost of investments ............................................................. (5,232,175)
Decrease in unrealized depreciation on investments. ............................................. (4,068,261)
Net cash provided by operating activities ........................................................... $4,783,202

Franklin Universal Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy referred to as “market level fair value”. See the Fair
Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on February 26, 2021.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
 When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized ($0.01 par value). During the periods ended
February 28, 2021 and August 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended February 28, 2021 and August 31,
2020, there were no shares repurchased.
3. Senior Fixed Rate Notes
 On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the period ended February 28, 2021, total interest paid by the Fund on the Notes was $1,270,749. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least
300%. The Fund has met these requirements during the period ended February 28, 2021. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the period ended
February 28, 2021, the Fund amortized $11,300 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At February 28, 2021, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been approximately $5,197,510.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
February 28, 2021, the estimated fair value of the Notes was approximately $69,640,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 10 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.75% per year of the average weekly managed assets.
Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $5,235,951 $31,993,068 $(34,646,608) $— $— $2,582,411 2,582,411 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $20,000 $(19,000) $ — $ — $1,000 1,000 $—
Total Affiliated Securities .... $5,235,951 $32,013,068 $(34,665,608) $— $— $2,583,411 $—
3. Senior Fixed Rate Notes
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2021, the custodian fees were reduced as noted in the Statement of Operations.
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of defaulted securities, bond discounts and premiums and corporate actions .
7. Investment Transactions
Purchases and sales (excluding short term securities for the period ended February 28, 2021, aggregated $51,073,796 and
$44,336,161, respectively.
At February 28, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,359 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
At February 28, 2021, the Fund had 66.5% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2021, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $1,888,428
Cost of investments .......................................................................... $231,951,391
Unrealized appreciation ........................................................................ $53,863,757
Unrealized depreciation ........................................................................ (9,697,310)
Net unrealized appreciation (depreciation) .......................................................... $44,166,447

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 44,228,020 $ — $ — $ 44,228,020
Energy Equipment & Services ............. 197,426 — — 197,426
Machinery ............................ — 386,280 — 386,280
Metals & Mining ....................... 4,425,925 — — 4,425,925
Multi-Utilities .......................... 29,765,686 — — 29,765,686
Oil, Gas & Consumable Fuels ............. 1,546,335 — 1,302 1,547,637
Paper & Forest Products ................. 41,625 — — 41,625
Specialty Retail ........................ 288,413 — — 288,413
Preferred Stocks ........................ 662,750 — — 662,750
Warrants :
Oil, Gas & Consumable Fuels ............. 19,668 — 2,365 22,033
Paper & Forest Products ................. 403 — — 403
Convertible Bonds ....................... — 14,943 — 14,943
Corporate Bonds :
Aerospace & Defense ................... — 1,135,636 — 1,135,636
Air Freight & Logistics ................... — 1,429,312 — 1,429,312
Airlines .............................. — 1,657,917 — 1,657,917
Auto Components ...................... — 6,981,056 — 6,981,056
Banks ............................... — 953,224 — 953,224
Biotechnology ......................... — 914,341 — 914,341
Building Products ...................... — 3,225,465 — 3,225,465
Chemicals ........................... — 5,073,156 — 5,073,156
Commercial Services & Supplies ........... — 3,362,321 — 3,362,321
Communications Equipment .............. — 1,680,112 — 1,680,112
Construction & Engineering ............... — 2,290,438 — 2,290,438
Construction Materials .................. — 1,195,975 — 1,195,975
Consumer Finance ..................... — 3,849,981 — 3,849,981

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Containers & Packaging ................. $ — $ 9,603,350 $ — $ 9,603,350
Diversified Financial Services ............. — 1,490,625 — 1,490,625
Diversified Telecommunication Services ..... — 8,375,073 — 8,375,073
Electric Utilities ........................ — 1,569,690 — 1,569,690
Electronic Equipment, Instruments &
Components ........................ — 506,250 — 506,250
Energy Equipment & Services ............. — 3,382,783 — 3,382,783
Entertainment ......................... — 3,812,188 — 3,812,188
Equity Real Estate Investment Trusts (REITs) . — 3,810,319 — 3,810,319
Food Products ........................ — 4,180,073 — 4,180,073
Health Care Equipment & Supplies ......... — 193,163 — 193,163
Health Care Providers & Services .......... — 8,738,857 — 8,738,857
Hotels, Restaurants & Leisure ............. — 14,466,554 — 14,466,554
Household Durables .................... — 3,085,624 — 3,085,624
Household Products .................... — 594,594 — 594,594
Independent Power and Renewable Electricity
Producers .......................... — 7,059,057 — 7,059,057
Insurance ............................ — 1,143,802 — 1,143,802
Internet & Direct Marketing Retail .......... — 520,028 — 520,028
IT Services ........................... — 4,967,504 — 4,967,504
Machinery ............................ — 5,421,384 — 5,421,384
Media ............................... — 11,332,508 — 11,332,508
Metals & Mining ....................... — 4,105,685 — 4,105,685
Oil, Gas & Consumable Fuels ............. — 20,478,571 33,750 20,512,321
Personal Products ..................... — 293,310 — 293,310
Pharmaceuticals ....................... — 4,124,479 — 4,124,479
Real Estate Management & Development .... — 1,057,085 — 1,057,085
Semiconductors & Semiconductor Equipment . — 1,400,125 — 1,400,125
Software ............................. — 4,820,440 — 4,820,440
Specialty Retail ........................ — 3,433,665 — 3,433,665
Technology Hardware, Storage & Peripherals . — 339,325 — 339,325
Textiles, Apparel & Luxury Goods .......... — 1,049,375 — 1,049,375
Thrifts & Mortgage Finance ............... — 5,228,477 — 5,228,477
Trading Companies & Distributors .......... — 2,575,722 — 2,575,722
Wireless Telecommunication Services ....... — 4,288,051 — 4,288,051
Marketplace Loans ...................... — — 3,187,505 3,187,505
Asset-Backed Securities .................. — 7,533,952 — 7,533,952
Escrows and Litigation Trusts ............... — — 1,050 1,050
Short Term Investments ................... 2,583,411 359 — 2,583,770
Total Investments in Securities ........... $83,759,662 $189,132,204
a
$3,225,972 $276,117,838
a
Includes for eign securities valued at $21,208,450, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 158,851 $ — $ — $ — $ (158,851) $ — $ — $ — $ — $ —
Oil, Gas & Consumable
Fuels .......... — — — 1,302 — — — — 1,302 —
Warrants :
Oil, Gas & Consumable
Fuels .......... 90 — — — — — — 2,275 2,365 2,275
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 5,625 — — — (540) (1,893) — (3,192) — —
Oil, Gas & Consumable
Fuels .......... 481 — — 33,750 (3,864) — — 3,383 33,750 —
Marketplace Loans :
Diversified Financial
Services ........ 4,023,963 227,775 (1,111,971) — — — (201,722) 249,460 3,187,505 249,460
Escrows and Litigation
Trusts ........... 14 — — — — — — 1,036 1,050 1,036
Total Investments in Securities . $4,189,024 $227,775 $(1,111,971) $35,052 $(163,255) $(1,893) $(201,722) $252,962 $3,225,972 $252,771
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities/ and other significant observable valuation inputs. May include amounts related to a corporate action.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
a
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
...............
$2,718,124 Discounted cash flow Loss-adjusted
discount rate
7.4% Decrease
b
Projected loss rate 18.8% Decrease
b
All Other
....................
507,848
c
Total $3,225,972
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
10. Fair Value Measurements
(continued)

Franklin Universal Trust

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN UNIVERSAL TRUST
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Universal Trust
Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end high yield funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median and
in the fifth quintile (worst) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period
was 0.17% below the median of its Performance Universe.
The Board further noted that the Fund’s annualized total
return for each of the one-, three-, five- and 10-year periods, while below the median, was 4.01%, 5.27%, 9.65% and
8.16%, respectively. The Board concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected
by Broadridge (Expense Group). Broadridge fee and
expense data is based upon information taken from each
fund’s most recent annual report, which reflects historical
asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that
expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
eleven other high yield (leveraged) closed-end funds. The
Board noted that the Management Rate for the Fund was
equal to the median of its Expense Group. The Board also
noted that the annual total expense ratio for the Fund was
less than three basis points above the median of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,

Franklin Universal Trust
Shareholder Information

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Semiannual Report
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Mary C. Choksi, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.
For the six months ended February 28, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$73
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$6
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$-
Other fees not included above	$-
Aggregate fees/compensation paid by the Fund for securities lending activities	$6
Net income from securities lending activities	$67

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a) (2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By _S\Matthew T. Hinkle   ________
      Matthew T. Hinkle
   Chief Executive Officer - Finance and Administration
Date:  April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\Matthew T. Hinkle   ________
      Matthew T. Hinkle
   Chief Executive Officer - Finance and Administration
Date:  April 23, 2021

By _S\Robert G. Kubilis ______________
      Robert G. Kubilis
   Chief Financial Officer
and
Chief Accounting Officer
Date:  April 23, 2021